ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts receivable and allowance for doubtful accounts
Accounts receivable				¥ 242,344	$ 37,248	¥ 254,508
Less: allowance for doubtful accounts	¥ (63,921)	$ (12,496)	¥ (63,921)	(81,301)	(12,496)	(63,921)
Accounts receivable, net				¥ 161,043	$ 24,752	¥ 190,587
Analysis of the allowance for doubtful accounts
Balance, beginning of year	63,921	9,825	54,638
Additions for the current year	18,432	2,833	10,273
Deductions for the current year Recovery	(1,052)	(162)	(990)
Balance, end of year	¥ 81,301	$ 12,496	¥ 63,921